Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
Rochdale Dividend & Income Portfolio (Prospectus Summary): | Rochdale Dividend & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Dividend & Income Portfolio
Supplement Text	ck0001057120_SupplementTextBlock

July 1, 2011

ROCHDALE INVESTMENT TRUST

Rochdale Dividend & Income Portfolio

Rochdale Intermediate Fixed Income Portfolio

Rochdale Fixed Income Opportunities Portfolio

Supplement dated July 1, 2011

to the Prospectus dated April 30, 2011

Rochdale Dividend & Income Portfolio

The sixth sentence of the “Principal Investment Strategies” section for the Rochdale Dividend & Income Portfolio on page 15 is hereby deleted and replaced with the following:

“ The Portfolio may invest in debt securities of any maturity or duration including those from both corporate and municipal issuers as well as asset-backed securities. ”

The discussion of “Liquidity Risk” in the “Principal Risks” section for the Rochdale Dividend & Income Portfolio on page 16 is hereby deleted and replaced with the following:

“ Liquidity Risk -- Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline.  The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold.  Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.  The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio’s net asset value. ”

Please retain this Supplement with your Prospectus.

Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMHX